Securities - Additional Information (Detail) $ in Thousands	Dec. 31, 2018 USD ($) Security	Dec. 31, 2017 USD ($)
Investments Debt And Equity Securities [Abstract]
Carrying value of pledged securities | $	$ 114,145	$ 122,862
Number of securities in portfolio with unrealized losses | Security	130